Sensitivity analysis for electricity rates (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) of income before income tax
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase		₩ 559,390	₩ 568,420
1% Decrease		(559,390)	(568,420)
Increase (decrease) of shareholder's equity
Disclosure of Sensitivity analysis for electricity rates [Line Items]
1% Increase	[1]	559,390	568,420
1% Decrease	[1]	₩ (559,390)	₩ (568,420)

[1]	The effect on the shareholders' equity excluding the impact of income taxes.